Reclassifications Out of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	$ 76,287	$ 66,057	$ 53,467
Earnings from Continuing Operations	(11,195)	(1,305)	(8,907)
Pension and Postretirement Benefit Plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings from Continuing Operations	(10,424)	(587)	(8,237)
Unamortized Value of Terminated Forward Starting Interest Rate Swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings from Continuing Operations	(771)	(718)	(670)
Reclassification out of Accumulated Other Comprehensive Income | Pension and Postretirement Benefit Plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Special plan termination benefits	2,085
Settlement charge			729
Prior service credit	(1,880)	(2,810)	(2,807)
Actuarial loss	16,850	3,779	15,704
Tax effect	(6,631)	(382)	(5,389)
Earnings from Continuing Operations	10,424	587	8,237
Reclassification out of Accumulated Other Comprehensive Income | Pension and Postretirement Benefit Plans | Cost of sale; Selling, General & Administrative Expenses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications out of accumulated other comprehensive loss before taxes	17,055	969	13,626
Reclassification out of Accumulated Other Comprehensive Income | Unamortized Value of Terminated Forward Starting Interest Rate Swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	1,280	1,188	1,108
Tax effect	(509)	(470)	(438)
Earnings from Continuing Operations	$ 771	$ 718	$ 670